REVENUE - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Contract Liabilities [Abstract]
Contract liabilities, beginning	$ 2,207	$ 1,692
Amounts included in contract liabilities that was recognized as revenue during the year	(4,836)	(4,066)
Cash received in advance of performance during the year	5,245	4,581
Contract liabilities, end	$ 2,616	$ 2,207